Spin-Off	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Spin Off
41.	Spin-off

(1)
In accordance with the resolution of the Board of Directors held on June 10, 2021 and shareholders’ meeting held on October 12, 2021, the Parent Company completed the spin-off
of its business of managing investments in semiconductor, New Information and Communication Technologies(“ICT”) and other business making new investments on November 1, 2021, and the registration of the spin-off
was completed as of November 2, 2021. The details of the
spin-off
are as follows:

Method of spin-off	Horizontal spin-off
Company	SK Telecom Co., Ltd. (Surviving Company)
SK Square Co., Ltd. (Spin-off Company)
Effective date of spin-off	November 1, 2021

(2)	The details of financial information due to the spin-off of its business of managing investments in semiconductor, New ICT and other business and making new investments are as follows:

1)	Statements of Income
The details of profit or loss from discontinued operations for the years ended December 31, 2021, 2020 are as follows:

(In millions of won)
	2021		2020
Operating revenue and other operating income	￦	2,469,329	2,541,133
Revenue		2,383,083	2,536,904
Other income		86,246	4,229
Operating expenses:		2,396,324	2,471,519
Labor		824,505	897,676
Commission		349,344	244,074
Depreciation and amortization		287,412	326,417
Network interconnection		863	762
Advertising		158,512	159,589
Rent		2,754	2,115
Cost of goods sold		426,161	502,469
Others		346,773	338,417

Operating profit		73,005	69,614
Finance income		47,417	100,511
Finance costs		269,823	174,250
Gain relating to investments in subsidiaries, associates and joint ventures,		1,502,147	975,947

Profit before income tax		1,352,746	971,822
Income tax expense		205,152	155,240

Profit from discontinued operations, net of taxes	￦	1,147,594	816,582

2)	Statements of Cash Flows
The details of cash flows from discontinued operations for the years ended December 31, 2021 and 2020 are as follows:

(In millions of won)
	2021		2020
Cash flows from operating activities	￦	59,255	495,696
Cash flows from investing activities		(967,053)	(483,599)
Cash flows from investing activities		(88,872)	(22,902)

(3)
The details of assets and liabilities derecognized from the financial statements due to the spin-off
of its business of managing investments in semiconductor, New ICT and other business and making new investments are as follows. Subsequent to the spin-off,
the Parent Company lost control over the related businesses. The spin-off
was accounted for by derecognizing all related assets and liabilities. The net assets of the spin-off
business as of the
spin-off
date was recognized in capital surplus and others.

(In millions of won)
	Amount
Current assets	￦	2,608,601
Non-current assets		19,269,615

Total assets	￦	21,878,216
Current liabilities	￦	2,161,458
Non-current liabilities		4,676,324

Total liabilities	￦	6,837,782

Net assets	￦	15,040,434

(4)
As of November 1, 2021, the Parent Company has split the business division for the purpose of new investments and management of shares in related investee companies belong to semiconductors and New ICT sector. The Parent Company has the obligation to jointly and severally reimburse the liabilities incurred by the Parent Company prior to the spin-off
with SK Square Co., Ltd., the
spin-off
company, in accordance with Article
530-9
(1) of Korean Commercial Act.